Geographic Revenue Information and Concentration of Risk	12 Months Ended
Dec. 31, 2010
Geographic Revenue Information and Concentration of Risk [Abstract]
GEOGRAPHIC REVENUE INFORMATION AND CONCENTRATION OF RISK

(23)	GEOGRAPHIC REVENUE INFORMATION AND CONCENTRATION OF RISK

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Mainland China	463,101	274,019	858,988
Germany	418,671	165,891	512,464
Europe excluding Germany	196,000	57,944	380,339
Asia Pacific excluding mainland China and Taiwan	132,866	198,484	306,072
Taiwan	361,622	354,126	260,100
North America	71,235	47,574	191,384

Total net revenue	1,643,495	1,098,038	2,509,347

Significant concentrations

The carrying amounts of cash and cash equivalents, pledged bank deposits, trade accounts receivable, prepayments and other current assets represent the Group’s maximum exposure to credit risk in relation to financial assets. As of December 31, 2010, substantially all of the Group’s cash and cash equivalents and pledged bank deposits were held in major financial institutions located in the mainland China, the Hong Kong Special Administrative Region and European Union, which management believes have high credit ratings. As of December 31, 2010 cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong and European financial institutions amounted to US$749,884 in total and were denominated in the following currencies:

	US$	EURO	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)

In mainland China	52,945	417	4,428,557	—
In Hong Kong	19,658	150	—	643
In European Union	—	5,774	—	—

Total in original currency	72,603	6,341	4,428,557	643

US$ equivalent	72,603	8,433	668,694	83

The following represents the amount of sales to customers that directly or indirectly contributed, on an individual basis, 10% or more of revenue for the years ended December 31, 2008, 2009 and 2010:

	December 31,	December 31,	December 31,
	2008	2009	2010

Customer A	335,409	117,893	212,393
Customer B	100,609	137,393	109,597

Accounts receivable balances due from the above customers are as follows:

	December 31,	December 31,
	2009	2010

Customer A	29,343	9,563
Customer B	11,525	56,185

A significant portion of the Company’s outstanding accounts receivables is derived from sales to a limited number of customers. As of December 31, 2009 and 2010, in addition to the accounts receivable balances due from customers disclosed above, outstanding accounts receivables with individual customers in excess of 10% of total accounts receivables are as follows:

	December 31,	December 31,
	2009	2010

Customer C.	—	41,135
Customer D	23,285	698

Solar-grade polysilicon feedstock is an essential raw material in manufacturing the Group’s multicrystalline solar wafers. The Group’s operations depend on its ability to procure sufficient quantities of solar-grade polysilicon on a timely basis. The Group’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce, and stunt the growth of its manufacturing output and revenue.

In order to secure stable supply of polysilicon and other raw materials, the Group makes prepayments to certain suppliers. Such amounts are recorded as prepayments to suppliers on the consolidated balance sheets and amounted to US$168,755 as of December 31, 2010 (2009: US$105,722). The Group makes the prepayments without receiving collateral for such payments. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. A provision for doubtful recoveries of US$20,582, US$17,874 and US$4,749 for prepayments to suppliers included under current assets was recognized for the years ended December 31, 2008, 2009 and 2010, respectively. As of December 31, 2009 and 2010, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31,	December 31,
	2009	2010

Supplier A	31	60,826
Supplier B	18,626	18,126
Supplier C	11,577	2,391
Supplier D	16,109	—

In addition to the above, the Group also made significant prepayments to Best Solar for purchase of modules, which were recorded under due from related parties. See note 24 (b) for details.

The Group relies on a limited number of equipment suppliers for all of its principal manufacturing equipment. There is currently a shortage globally in much of the equipment required for its manufacturing process and capacity expansion. If any of the Group’s major equipment suppliers encounter difficulties in the manufacturing or shipment of its equipment to the Group or otherwise fail to supply equipment according to its requirements, it will be difficult for the Group to find alternative providers for such equipment on a timely basis which in turn could adversely affect its production and sales.

Business and economic risks

The Group operates in a dynamic industry with limited operating history and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and new trends in new technologies and industry standards; capital market performance and public interest in companies operating in the PRC that are listed in the United States; competition from other competitors; changes in certain strategic relationships or customers relationships; regulatory or other factors; the ability to obtain necessary financial and other resources at commercially viable terms; the ability to attract and retain employees necessary to support the Group’s growth and general risks associated with the solar industry.

The Group conducts its principal operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with investments in equity securities of United States and Western European companies. These include risks associated with, among others, the political, economic, legal environment and social uncertainties in the PRC, government agencies’ influence over certain aspects of the Group’s operations and competition in the solar industry.

In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for the past two decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective and as a result, changes in the rate or method of taxation and changes in State policies may have a negative impact on the Group’s operating results and financial position.

Solar energy application requires significant initial capital investment. Industry demand for solar energy products depends on the availability of financing to downstream customers. The Group’s business and results of operations were adversely affected by the global financial crisis from the last quarter of 2008, which led to extreme volatility in security prices, severely diminished liquidity and credit availability. Severe erosion on average selling price of the Group’s products extended into 2009 from the last quarter of 2008 although demand for the Group’s products progressively rebounded from the second quarter of 2009 as the global economy gradually recovers. Many of our customers who experienced difficulty in obtaining financing during the economic slowdown have regained access to credit and resumed execution of sales contract temporarily suspended or delayed in the fourth quarter of 2008 and first quarter of 2009. However, the sustainable growth in solar energy market still has great uncertainty as the ultimate stabilization of global credit and lending environment is uncertain under the current macroeconomic market. Demand for our products might fluctuate if solar industry end-customers are not able to finance PV systems at a competitive cost.

We cannot assure that there will be no further deterioration of the global credit condition and any resulting effects of changes, including those described above, may have a material and adverse effect on the Group’s business, results of operations and financial condition in 2011.

Currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.